Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
NOTE 5. CASH AND CASH EQUIVALENTS

Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent, if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

	12.31.20	12.31.19	12.31.18
Cash and Due from Banks	175,423,476	177,866,399	300,130,550
Argentine Central Bank’s Bills and Notes Maturing up to 90 Days	128,324,920	79,153,628	146,845,198
Reverse repurchase Transactions Debtors	60,842,046	40,837,234	4,309,110
Loans to Financial Institutions	6,500,000	—	1,964,438
Overnight Placements in Foreign Banks	1,661,834	10,720,687	11,101,128
Mutual Funds	2,760,728	6,764,519	8,083,157
Time Deposits	3,306,869	665,630	598,963

Total Cash and Cash Equivalents	378,819,873	316,008,097	473,032,544

The risk analysis for cash and cash equivalents is presented in Note 45. The information with related parties is disclosed in Note 51.